UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07108

                   Alliance World Dollar Government Fund, Inc.
               (Exact name of registrant as specified in charter)

                     1345 Avenue of the Americas, New York,
                      New York 10105 (Address of principal
                          executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2004

                    Date of reporting period: April 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


[LOGO] AllianceBernstein(SM)
Investment Research and Management

Alliance World Dollar Government Fund


================================================================================
Closed End
                                              Semi-Annual Report--April 30, 2004
================================================================================

    Investment Products Offered
===================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
===================================

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

June 21, 2004

Semi-Annual Report
This report provides management's discussion of fund performance for Alliance World Dollar Government Fund (the "Fund") for the semi-annual reporting period ended April 30, 2004.

Investment Objective and Policies
Alliance World Dollar Government Fund is a closed-end management investment company which seeks high current income and capital appreciation. To achieve this objective, it invests primarily in high yielding, high risk debt obligations of developing countries that we expect to benefit from improving economic and credit fundamentals.

Investment Results
The following table provides investment results for the Fund for the six- and 12-month periods ended April 30, 2004. For comparison, we have included the J.P. Morgan Emerging Markets Bond Index Plus (JPM EMBI+), which is a standard measure of the performance of a basket of unmanaged emerging market debt securities.

--------------------------------------------------------------------------------
   INVESTMENT RESULTS*
   Periods Ended April 30, 2004

                                                   =============================
                                                             Returns
                                                   =============================
                                                   6 Months            12 Months
--------------------------------------------------------------------------------
   Alliance
   World Dollar
   Government
   Fund (NAV)                                         2.02%               12.84%
--------------------------------------------------------------------------------
   J.P. Morgan
   Emerging
   Markets Bond
   Index Plus                                         1.48%                9.50%
--------------------------------------------------------------------------------
   The Fund's Market Price per share on April 30, 2004 was $11.06.
--------------------------------------------------------------------------------

 * The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of the Fund as of April 30, 2004. Performance assumes reinvestment of distributions and does not account for taxes. All fees and expenses related to the operation of the Fund have been deducted. Past performance is no guarantee of future results.

   The unmanaged J.P. Morgan Emerging Markets Bond Index Plus (JPM EMBI+) does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is comprised of dollar-denominated restructured sovereign bonds; a large percentage of the index is made up of Brady bonds. Investors cannot invest directly in an index, and its results are not indicative of any specific investment, including Alliance World Dollar Government Fund.
--------------------------------------------------------------------------------

The Fund outperformed its benchmark, the JPM EMBI+, for both the six- and 12-month periods ended April 30, 2004. The Fund benefited from both its emerging market debt country weightings and its individual security selection.

The primary contributor to the Fund's outperformance was its underweighting in Brazilian debt in the latter half of the semi-annual period. Brazil, a higher beta, more volatile emerging market debt country, sold-off sharply in April loosing 7.62%, and underperformed relative to the Index. The Fund's country weighting and security holdings in Mexico also helped relative performance during the past six months. We have maintained a more defensive posture in Mexico versus


--------------------------------------------------------------------------------
                                       Alliance World Dollar Government Fund o 1
lower rated countries. Security selection in Russia and Venezuela debt markets were strong and also contributed positively to the Fund's outperformance. Modestly detracting from the Fund's performance was its overweight position in Ecuador. Ecuador contributed positively to performance earlier in the period. However, as we increased the Fund's position in Ecuador, the country fell victim to the sharp April sell-off. This overweighted position ulimately resulted in a net negative contribution.

Market Review and Investment Strategy
Emerging market debt posted strong returns in the first five months of the semi-annual period before a sharp broad-based sell-off in the month of April. Surprisingly strong employment numbers in the U.S. and less accommodating comments regarding interest rate policy from the U.S. Federal Reserve led the markets to prepare for eventual and possibly earlier-than-expected interest rate hikes. Higher beta countries were the hardest hit by April's sell-off. The Index spread widened 49 basis points in April alone, with the yield reaching 9.16% at the end of the semi-annual period. Latin countries barely outpaced non-Latin regions, returning 1.52% and 1.41%, respectively. By country, Argentina at 10.38%, Ecuador at 7.67%, Nigeria at 5.38%, Colombia at 5.26% and Venezuela at 5.22% outperformed the Index. Underperforming for the period were Peru at -2.75%, the Ukraine at 0.80%, Brazil at 0.06% and Russia at 0.34%.

Within the Fund, we maintained its overweight position in Russia, as the macroeconomic picture remained solid and the Russian government continued to make progress on structural reforms. Russia's gross domestic product (GDP) advanced a healthy 8% year-over-year in the first quarter of 2004, helped by higher oil prices, strong investment and robust consumer demand. Higher oil prices and stronger GDP have improved Russia's fiscal profile and its ability to exact transfers to its stabilization fund.

Additionally, we increased the Fund's holdings in Ecuador and Turkey during the period. Ecuador benefited from higher oil prices and greater output, significant structural reforms and engagement with the International Monetary Fund (IMF). Standard & Poor's raised Turkey's rating to B+ from B during the reporting period, crediting the government's efforts to comply with targets set by the IMF and its resolve to implement reforms. It was at that time that we added to the Fund's position in Turkey.

The Fund also held an overweight position in Peru. Peru achieved a durable improvement in its fiscal accounts with increased revenue collection. Improvements in tax administration and restructuring increased the collection rates, allowing the government to lower the budget deficit. Political stability and a new cabinet committed to sound economic policies were additional positives.


--------------------------------------------------------------------------------
2 o Alliance World Dollar Government Fund

Also overweighted in the Fund were holdings in the Ukraine. The Ukraine recently received IMF approval for a 12-month stand-by-agreement based on significant improvement in economic fundamentals and progress on structural reforms.

Despite European Union accession, the Fund remained underweight in Poland due to the country's low relative yield, as well as the political and fiscal uncertainty surrounding an impending general election. Lastly, we reduced the Fund's duration exposure to Brazil in the first quarter from an overweight to an underweight position due to political concerns, inflation worries and the possible inability of Brazil's Central Bank to continue reducing interest rates. Political scandal and subsequent missteps have caused the administration of President Lula da Silva to lose much of the political goodwill it had in 2003. With recent volatility and prospects of tighter monetary policy, the Fund's investment profile has become more neutral to the benchmark, and we have maintained an overall underexposure in duration.


--------------------------------------------------------------------------------
                                       Alliance World Dollar Government Fund o 3

PORTFOLIO SUMMARY
April 30, 2004 (unaudited)

INCEPTION DATE
11/2/92

PORTFOLIO STATISTICS
Net Assets ($mil): $113.9



SECURITY TYPE*
   81.5% Sovereign Debt Obligations
    0.1% Corporate Debt Obligations
   18.4% Short-Term


* The Fund's security type breakdown is expressed as a percentage of total investments and may vary over time.


--------------------------------------------------------------------------------
4 o Alliance World Dollar Government Fund

PORTFOLIO OF INVESTMENTS
April 30, 2004 (unaudited)


                                   Principal
                                      Amount
                                       (000)    U.S. $ Value
------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS-87.7%
Argentina-1.9%
Republic of Argentina FRN
   1.234%, 8/03/12 .............   $     3,286   $ 2,152,330
                                                 -----------
Belize-0.5%
Government of Belize
   9.50%, 8/15/12 ..............           550       564,200
                                                 -----------
Brazil-14.7%
Federal Republic of Brazil
   11.00%, 8/17/40(a) ..........         2,381     2,223,259
   11.25%, 7/26/07 .............           250       267,000
   C-Bonds
   8.00%, 4/15/14 ..............        11,786    10,843,441
   DCB FRN
   Series L
   2.125%, 4/15/12 .............         4,094     3,418,601
                                                 -----------
                                                  16,752,301
                                                 -----------
Bulgaria-0.9%
Republic of Bulgaria
   8.25%, 1/15/15(b) ...........           843       968,607
                                                 -----------
Colombia-4.5%
Republic of Colombia
   10.75%, 1/15/13 .............         1,850     2,035,000
   11.75%, 2/25/20 .............         2,740     3,101,680
                                                 -----------
                                                   5,136,680
                                                 -----------
Ecuador-3.3%
Republic of Ecuador
   6.00%, 8/15/30(b)(c) ........         4,975     3,452,650
   12.00%, 11/15/12(b) .........           310       277,450
                                                 -----------
                                                   3,730,100
                                                 -----------
El Salvador-0.4%
Republic of El Salvador
   8.50%, 7/25/11(b) ...........           425       480,888
                                                 -----------
Indonesia-0.7%
Republic of Indonesia
   6.75%, 3/10/14(b) ...........           830       753,225
                                                 -----------
Jamaica-0.6%
Government of Jamaica
   11.75%, 5/15/11(b) ..........           535       625,950
   12.75%, 9/01/07(b) ..........            70        80,150
                                                 -----------
                                                     706,100
                                                 -----------


--------------------------------------------------------------------------------
                                       Alliance World Dollar Government Fund o 5

                                              Principal
                                                 Amount
                                                  (000)    U.S. $ Value
-----------------------------------------------------------------------
Mexico-13.2%
United Mexican States
   8.125%, 12/30/19(d) ..................   $     6,197   $ 6,760,927
   11.375%, 9/15/16(d) ..................         5,905     8,311,287
                                                          -----------
                                                           15,072,214
                                                          -----------
Morocco-0.5%
Kingdom of Morocco Loan Participation FRN
   Series A
   2.031%, 1/01/09 ......................           616       603,921
                                                          -----------
Panama-1.9%
Republic of Panama
   8.875%, 9/30/27 ......................           200       202,000
   9.375%, 7/23/12 ......................           200       226,000
   9.375%, 4/01/29 ......................           442       485,095
   10.75%, 5/15/20 ......................         1,075     1,290,000
                                                          -----------
                                                            2,203,095
                                                          -----------
Peru-3.9%
Republic of Peru
   8.375%, 5/03/16 ......................           800       758,000
   8.75%, 11/21/33 ......................           125       111,875
   9.125%, 2/21/12(d) ...................         1,700     1,797,750
   9.875%, 2/06/15 ......................         1,675     1,809,000
                                                          -----------
                                                            4,476,625
                                                          -----------
Philippines-3.5%
Republic of the Philippines
   8.25%, 1/15/14 .......................           975       945,750
   9.00%, 2/15/13 .......................         1,025     1,045,500
   9.875%, 1/15/19 ......................         1,025     1,050,625
   10.625%, 3/16/25 .....................           900       965,250
                                                          -----------
                                                            4,007,125
                                                          -----------
Russia-21.4%
Russian Federation
   5.00%, 3/31/30(b)(c) .................        13,786    12,657,271
Russian Ministry of Finance
   Series V
   3.00%, 5/14/08 .......................         1,650     1,439,625
   Series VI
   3.00%, 5/14/06(b) ....................         1,870     1,804,550
   Series VII
   3.00%, 5/14/11 .......................        11,080     8,476,200
                                                          -----------
                                                           24,377,646
                                                          -----------
South Africa-0.9%
Republic of South Africa
   7.375%, 4/25/12 ......................           875       964,688
                                                          -----------


--------------------------------------------------------------------------------
6 o Alliance World Dollar Government Fund

                                      Shares or
                                      Principal
                                         Amount
                                          (000)    U.S. $ Value
----------------------------------------------------------------

Turkey-4.4%
Republic of Turkey
   9.875%, 3/19/08 .............   $       400   $   443,200
   11.00%, 1/14/13 .............         1,400     1,619,800
   11.75%, 6/15/10 .............           500       593,750
   11.875%, 1/15/30 ............           930     1,211,325
   12.375%, 6/15/09 ............           910     1,092,000
                                                 -----------
                                                   4,960,075
                                                 -----------
Ukraine-4.6%
Government of Ukraine
   6.875%, 3/04/11(b) ..........           500       482,500
   7.65%, 6/11/13(b)(d) ........         2,543     2,454,495
   11.00%, 3/15/07(b) ..........         2,072     2,258,520
                                                 -----------
                                                   5,195,515
                                                 -----------
Uruguay-0.8%
Republic of Uruguay
   7.875%, 1/15/33 .............         1,383       912,447
                                                 -----------
Venezuela-5.1%
Republic of Venezuela
   5.375%, 8/07/10 .............           750       577,500
   9.25%, 9/15/27 ..............         5,195     4,296,265
   DCB FRN
   Series DL
   2.125%, 12/18/07 ............         1,048       982,111
                                                 -----------
                                                   5,855,876
                                                 -----------
Total Sovereign Debt Obligations
   (cost $93,774,192) ..........                  99,873,658
                                                 -----------
CORPORATE DEBT OBLIGATION-0.1%
South Korea-0.1%
Hanvit Bank, SA
   12.75%, 3/01/10(b)(c)
   (cost $155,975) .............           150       162,000
                                                 -----------
WARRANTS(e)-0.0%
Central Bank of Nigeria
   Warrants, expiring 11/15/20 .         1,750             0
Republic of Venezuela
   Warrants, expiring 4/15/20 ..        20,599             0
                                                 -----------
Total Warrants
   (cost $0) ...................                           0
                                                 -----------

SHORT-TERM INVESTMENT-19.8%
Time Deposit-19.8%
Societe Generale
   1.04%, 5/03/04
   (cost $22,500,000) ..........   $    22,500    22,500,000
                                                 -----------


--------------------------------------------------------------------------------
                                       Alliance World Dollar Government Fund o 7

                                                              U.S. $ Value
--------------------------------------------------------------------------------
Total Investments-107.6%
   (cost $116,430,167)......................               $   122,535,658
Other assets less liabilities-(7.6%)........                    (8,656,390)
                                                           ---------------
Net Assets-100%.............................               $   113,879,268
                                                           ===============

CALL OPTION WRITTEN (see Note C)

                                       Exercise    Expiration
Description              Contracts(f)    Price        Month       U.S. $ Value
--------------------------------------------------------------------------------
Federal Republic
of Brazil
11.00%, 8/17/40
(premiums received
$17,550)                   650,000     $95.20       May '04        $(7,800)

CREDIT DEFAULT SWAP CONTRACTS (see Note C)

                           Notional                                 Unrealized
Swap Counterparty &         Amount     Interest    Termination    Appreciation/
Referenced Obligation       (000's)      Rate         Date       (Depreciation)
--------------------------------------------------------------------------------

Buy Contracts:
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                 900       2.55%      5/20/05      $     3,555

Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30               1,170       5.85       2/20/14          120,744

Citigroup Global Markets, Inc.
Republic of Hungary
4.50%, 2/06/13                  350       0.50      11/26/13           (3,549)

Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                520       5.60       3/20/14          (12,232)

Deutsche Bank
Republic of Turkey
11.875%, 1/15/30              1,030       3.25       1/24/09           37,649

Deutsche Bank
Republic of Venezuela
9.25%, 9/15/27                  700       3.65       1/20/06           15,151

Goldman Sachs
United Mexican States
11.50%, 5/15/26                 700       1.99       5/20/14            1,945

JP Morgan Chase
Republic of Ecuador
6.00%, 8/15/30                  775       3.70       4/30/05            2,906

Sale Contracts:
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30               1,300       6.35       8/20/05           63,149

Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                 900       4.40       5/20/06          (10,020)

Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30               1,170       5.26       2/20/09          (75,748)


--------------------------------------------------------------------------------
8 o Alliance World Dollar Government Fund

                           Notional                                Unrealized
Swap Counterparty &         Amount     Interest    Termination    Appreciation/
Referenced Obligation       (000's)      Rate         Date       (Depreciation)
--------------------------------------------------------------------------------

Sales Contracts (continued):
Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                520       4.95%      3/20/09      $    11,899
Deutsche Bank
Federal Republic of Brazil
12.25%, 3/06/30               1,550       3.50       4/20/06          (41,342)
Deutsche Bank
Republic of Turkey
11.875%, 1/15/30              1,288       1.50       1/24/05            2,167
Deutsche Bank
Republic of Turkey
11.875%, 1/15/30                850       1.80       7/24/05             (935)
JP Morgan Chase
Russian Federation
5.00%, 3/31/30                1,100       3.20       6/25/13           27,330
JP Morgan Chase
Russian Federation
5.00%, 3/31/30                1,100       3.20       6/26/13           27,211
JP Morgan Chase
Russian Federation
5.00%, 3/31/30                  700       2.98       4/29/14           (4,108)
Morgan Stanley
Federal Republic of Brazil
10.125%, 5/15/27                800      17.75       2/13/08          305,956

INTEREST RATE SWAP CONTRACT (see Note C)

                                             Rate Type
                                    ----------------------------
                                      Payments      Payments
    Swap       Notional Termination   made by     received by   Unrealized
Counterparty    Amount      Date      the Fund      the Fund   Depreciation
--------------------------------------------------------------------------------
   Morgan
  Guaranty     5,606,356  1/01/09     LIBOR9        6.8526%     $ (734,869)


+ LIBOR (London Interbank Offered Rate)


REVERSE REPURCHASE AGREEMENTS (see Note C)

                                       Interest
Broker                                   Rate       Maturity      Amount
--------------------------------------------------------------------------------
JP Morgan Chase                           0.10%      5/06/04   $ 4,359,854
JP Morgan Chase                           0.75       5/06/04     4,214,018
JP Morgan Chase                           0.75      12/31/04       970,480
JP Morgan Chase                           0.75      12/31/04       843,956
                                                               -----------
                                                               $10,388,308
                                                               ===========


--------------------------------------------------------------------------------
                                      Alliance World Dollar Government Fund o 9

(a) A position, or portion of the underlying securities has been segregated by the Fund for the written call options outstanding at April 30, 2004. The value of these securities amounted to $606,938 at April 30, 2004.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2004, the aggregate market value of these securities amounted to $26,458,256 or 23.2% of net assets.

(c) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at April 30, 2004.

(d) Position, or portion thereof, with an aggregate market value of $10,283,911 has been segregated to collateralize reverse repurchase agreements.

(e) Non-income producing security.

(f) One contract relates to principal amount of $1.00.

   Glossary of Terms:
   DCB  - Debt Conversion Bonds
   FRN  - Floating Rate Note


   See notes to financial statements.

--------------------------------------------------------------------------------
10 o Alliance World Dollar Government Fund

STATEMENT OF ASSETS & LIABILITIES
April 30, 2004 (unaudited)


Assets
Investments in securities, at value (cost $116,430,167).   $   122,535,658
Cash....................................................           131,550
Unrealized appreciation of credit default swap
   contracts............................................           619,662
Receivable for investment securities sold...............        26,728,076
Interest receivable.....................................         1,772,286
Prepaid expenses........................................               841
                                                           ---------------
Total assets............................................       151,788,073
                                                           ---------------
Liabilities
Outstanding call option written, at value
  (premiums received $17,550)...........................             7,800
Due to broker...........................................           201,329
Unrealized depreciation of interest rate swap contract..           734,869
Unrealized depreciation of credit default swap
   contracts............................................           147,934
Payable for investment securities purchased.............        26,089,813
Reverse repurchase agreements...........................        10,388,308
Advisory fee payable....................................           124,746
Administrative fee payable..............................            18,713
Accrued expenses........................................           195,293
                                                           ---------------
Total liabilities.......................................        37,908,805
                                                           ---------------
Net Assets..............................................   $   113,879,268
                                                           ===============
Composition of Net Assets
Capital stock, at par...................................   $        88,975
Additional paid-in capital..............................       117,573,124
Distributions in excess of net investment income........          (879,753)
Accumulated net realized loss on investment
   transactions.........................................        (8,755,178)
Net unrealized appreciation of investments..............         5,852,100
                                                           ---------------
                                                           $   113,879,268
                                                           ===============
Net Asset Value Per Share
   (based on 8,897,497 shares outstanding)..............            $12.80
                                                                    ======


See notes to financial statements.


--------------------------------------------------------------------------------
                                      Alliance World Dollar Government Fund o 11

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2004 (unaudited)

Investment Income
Interest...............................                    $     4,535,841
Expenses
Advisory fee...........................  $       602,617
Custodian..............................          113,079
Administrative.........................           90,392
Audit and legal........................           61,771
Transfer agency........................           35,221
Printing...............................           34,915
Directors' fees........................           17,266
Registration...........................            6,968
Miscellaneous..........................           11,325
                                         ---------------
Total expenses before interest.........          973,554
Interest expense.......................            7,536
                                         ---------------
Total expenses.........................                            981,090
                                                           ---------------
Net investment income..................                          3,554,751
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain on:
   Investment transactions.............                          6,938,211
   Swap contracts......................                          2,211,455
   Written options.....................                            174,018
Net change in unrealized appreciation/depreciation of:
   Investments.........................                         (9,046,975)
   Swap contracts......................                         (1,440,077)
   Written options.....................                                650
                                                           ---------------
Net loss on investment transactions....                         (1,162,718)
                                                           ---------------
Net Increase in Net Assets
   from Operations.....................                    $     2,392,033
                                                           ===============


See notes to financial statements.


--------------------------------------------------------------------------------
12 o Alliance World Dollar Government Fund

STATEMENT OF CHANGES IN NET ASSETS



                                            Six Months
                                               Ended
                                             April 30,       Year Ended
                                               2004          October 31,
                                            (unaudited)         2003
                                         ---------------   ---------------
Increase (Decrease) in Net Assets
   from Operations
Net investment income..................  $     3,554,751   $     9,276,281
Net realized gain on investment
   transactions........................        9,323,684        19,682,910
Net change in unrealized
   appreciation/depreciation
   of investments......................      (10,486,402)        6,737,503
                                         ---------------   ---------------
Net increase in net assets from
   operations..........................        2,392,033        35,696,694
Dividends to Shareholders from
Net investment income..................       (4,602,428)       (8,445,685)
Common Stock Transactions
Reinvestment of dividends resulting in
   the issuance of common stock........          103,490                -0-
                                         ---------------   ---------------
Total increase (decrease)..............       (2,106,905)       27,251,009
Net Assets
Beginning of period....................      115,986,173        88,735,164
                                         ---------------   ---------------
End of period (including distributions in
   excess of net investment income and
   undistributed net investment income
   of ($879,753) and $167,924,
   respectively)                         $   113,879,268   $   115,986,173
                                         ---------------   ---------------


See notes to financial statements.


--------------------------------------------------------------------------------
                                      Alliance World Dollar Government Fund o 13

NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)

NOTE A
Significant Accounting Policies
Alliance World Dollar Government Fund, Inc. (the "Fund") was incorporated under the laws of the State of Maryland on August 20, 1992 and is registered under the Investment Company Act of 1940, as a non-diversified, closed-end management investment company. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including


--------------------------------------------------------------------------------
14 o Alliance World Dollar Government Fund mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies. The Fund fair values a security that it holds when a significant event (e.g., an earthquake or a major terrorist attack) occurs after the time that the latest market quotation was established, and, as a result, such market quotation cannot be said to represent the current market value of the security as of the time the Fund prices its shares. Fair valuing securities is imprecise, and there is no assurance that the Fund could dispose of the security at the price used for determining the Fund's net asset value.

2. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions
Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income. Additionally, the Fund amortizes premium on debt securities for financial statement reporting purposes only.

4. Dividends and Distributions
Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

5. Repurchase Agreements
The Fund's custodian or designated subcustodian will take control of securities as collateral under repurchase agreements and determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bank-


--------------------------------------------------------------------------------
                                      Alliance World Dollar Government Fund o 15
ruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Fund may be delayed or limited.

NOTE B
Advisory Fee and Other Transactions with Affiliates
Under the terms of the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee at an annual rate of 1% of the Fund's average weekly net assets. Such fee is accrued daily and paid monthly.

Under the terms of the Administration Agreement, the Fund pays the Adviser an administrative fee at an annual rate of .15 of 1% of the Fund's average weekly net assets. Such fee is accrued daily and paid monthly. The Adviser provides administrative functions as well as other clerical services to the Fund and prepares financial and regulatory reports.

Under the terms of a Shareholder Inquiry Agency Agreement with Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, the Fund reimburses AGIS for costs relating to servicing phone inquiries on behalf of the Fund. During the six months ended April 30, 2004, the Fund reimbursed AGIS $530 relating to shareholder servicing costs.

NOTE C
Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2004, were as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding
  U.S. government securities)..........  $   115,047,703   $   113,136,781
  U.S. government securities...........               -0-               -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding the written option and swap contracts) are as follows:

Gross unrealized appreciation...........................   $     8,795,559
Gross unrealized depreciation...........................        (2,690,068)
                                                           ---------------
Net unrealized appreciation.............................   $     6,105,491
                                                           ---------------

1. Option Transactions
For hedging and investment purposes, the Fund may purchase and write (sell) put and call options on U.S. and foreign government securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of


--------------------------------------------------------------------------------
16 o Alliance World Dollar Government Fund loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Fund on the expiration date as realized gains from options written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security at a price different from the current market value.

Transactions in written options for the six months ended April 30, 2004, were as follows:

                                            Number of         Premiums
                                             Contracts        Received
                                         ---------------   ---------------
Options outstanding at
  October 31, 2003.....................          700,000   $        12,600
Options written........................        9,356,343           179,023
Options terminated in closing purchase
  transactions.........................       (1,275,000)          (22,495)
Options expired........................       (8,131,343)         (151,578)
                                         ---------------   ---------------
Options outstanding at
  April 30, 2004.......................          650,000   $        17,550
                                         ---------------   ---------------

2. Swap Agreements
The Fund may enter into swaps to hedge its exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.


--------------------------------------------------------------------------------
                                      Alliance World Dollar Government Fund o 17

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the underlying value of the securities.

The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swaps contracts on the statements of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/depreciation of investments.

The Fund may enter into credit default swaps. The Fund may purchase credit protection on the referenced obligation of the credit default swap ("Buy Contract") or provide credit protection on the referenced obligation of the credit default swap ("Sale Contract"). A sale/(buy) in a credit default swap provides upon the occurrence of a credit event, as defined in the swap agreement, for the Fund to buy/(sell) from/(to) the counterparty at the notional amount (the "Notional Amount") and receive/(deliver) the principal amount of the referenced obligation. If a credit event occurs, the maximum payout amount for a Sale Contract is limited to the Notional Amount of the swap contract ("Maximum Payout Amount"). During the term of the swap agreement, the Fund receives/(pays) semi-annual fixed payments from/(to) the respective counterparty, calculated at the agreed upon interest rate applied to the Notional Amount. These interim payments are recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities.

Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a buyer and no credit event occurs, it will lose its investment. In addition, if the Fund is a seller and a credit event occurs, the value of the referenced obligation received by the Fund coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a loss to the Fund.

At April 30, 2004, the Fund had Sale Contracts outstanding with Maximum Payout Amounts aggregating $11,278,000, with net unrealized appreciation of $305,559 and terms ranging from 1 to 10 years, as reflected in the portfolio of investments.


--------------------------------------------------------------------------------
18 o Alliance World Dollar Government Fund

In certain circumstances, the Fund may hold Sale Contracts on the same referenced obligation and with the same counterparty it has purchased credit protection, which may reduce its obligation to make payments on Sale Contracts, if a credit event occurs. The Fund had Buy Contracts outstanding with a Notional Amount of $3,620,000 with respect to the same referenced obligations and same counterparties of certain Sale Contracts outstanding, which reduced its obligation to make payments on Sale Contracts to $7,658,000 as of April 30, 2004.

3. Reverse Repurchase Agreements
Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

For the six months ended April 30, 2004, the average amount of reverse repurchase agreements outstanding was $8,167,521 and the daily weighted average interest rate was .49%.

NOTE D
Capital Stock
There are 100,000,000 shares of $.01 par value Common Stock authorized. Of the 8,897,497 shares outstanding at April 30, 2004, the Adviser owned 7,200 shares. During the six months ended April 30, 2004, the Fund issued 7,445 shares in connection with the Fund's dividend reinvestment plan. During the year ended October 31, 2003, the Fund did not issue any shares in connection with the Fund's dividend reinvestment plan.

NOTE E
Risks Involved in Investing in the Fund
Interest Rate Risk and Credit Risk--Interest rate risk that changes in interest rates will affect the value of the Fund's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominately speculative risks.

Concentration of Risk--Investing in securities of foreign companies and foreign governments involves special risks which include the possibility of future political and economic developments which could adversely affect the value of such secur-


--------------------------------------------------------------------------------
                                      Alliance World Dollar Government Fund o 19
ities. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the United States government.

The Fund invests in the Sovereign Debt Obligations of countries that are considered emerging market countries at the time of purchase. Therefore, the Fund is susceptible to governmental factors and economic and debt restructuring developments adversely affecting the economics of these emerging market countries. In addition, these debt obligations may be less liquid and subject to greater volatility than debt obligations of more developed countries.

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss thereunder to be remote.

NOTE F
Distributions to Shareholders
The tax character of distributions to be paid for the year ending October 31, 2004 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended October 31, 2003 and October 31, 2002 were as follows:

                                              2003              2002
                                         --------------   ---------------
Distributions paid from:
   Ordinary income....................   $    8,445,685   $     9,822,727
                                         --------------   ---------------
Total taxable distributions...........        8,445,685         9,822,727
Tax return of capital.................               -0-           96,145
                                         --------------   ---------------
Total distributions paid..............   $    8,445,685   $      9,918,872(a)
                                         --------------   ---------------

As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income..........................   $       367,442
Accumulated capital and other losses...................       (17,611,946)(b)
Unrealized appreciation/(depreciation).................        15,672,068(c)
                                                          ---------------
Total accumulated earnings/(deficit)...................   $    (1,572,436)
                                                          ---------------

(a) Total distributions paid differ from the statement of changes in net assets because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2003, the Fund had a net capital loss carryforward of $17,611,946 of which $7,885,226 expires in the year 2007, $5,388,928 expires in the year 2009 and $4,337,792 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. During the fiscal year, the Fund utilized capital loss carryforwards of $18,076,356.

(c) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium.


--------------------------------------------------------------------------------
20 o Alliance World Dollar Government Fund

NOTE G
Legal Proceedings
As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities. The shares of the Fund are not redeemable by the Fund, but are traded on an exchange at prices established by the market. Accordingly, the Fund and its shareholders are not subject to the market timing and late trading practices that are the subject of the investigations mentioned above or the lawsuits described below. Please see below for a description of the agreements reached by Alliance Capital and the SEC and NYAG in connection with the investigations mentioned above.

In addition, numerous lawsuits have been filed against Alliance Capital and certain other defendants in which plaintiffs make claims purportedly based on or related to the same practices that are the subject of the SEC and NYAG investigations referred to above. Some of these lawsuits name the Fund as a party. Management of the Fund's Adviser believes that these private lawsuits are not likely to have a material adverse effect on the results of operations or financial condition of the Fund.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

          (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

          (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years; and


--------------------------------------------------------------------------------
                                      Alliance World Dollar Government Fund o 21

          (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

The shares of the Fund are not redeemable by the Fund, but are traded on an exchange at prices established by the market. Accordingly, the Fund and its shareholders are not subject to the market timing practices described in the SEC Order and are not expected to participate in the Reimbursement Fund. Since the Fund is a closed-end fund, it will not have its advisory fee reduced pursuant to the terms of the agreements mentioned above.


--------------------------------------------------------------------------------
22 o Alliance World Dollar Government Fund

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Common Stock Outstanding Throughout Each Period


                                       Six Months
                                            Ended
                                         April 30,                         Year Ended October 31,
                                          2004(a)         -----------------------------------------------------
                                      (unaudited)         2003     2002(b)        2001        2000         1999
                                      -------------------------------------------------------------------------
Net asset value,
   beginning of period.............        $13.05       $ 9.98     $  9.43    $  10.45      $ 9.36      $ 10.22
                                      -------------------------------------------------------------------------
Income From Investment
   Operations
Net investment income(c)...........           .40         1.04        1.06        1.36        1.21         1.26
Net realized and unrealized
   gain (loss) on investment
   transactions....................          (.13)        2.98         .59        (.95)       1.20          .08
                                      -------------------------------------------------------------------------
Net increase in net asset
   value from operations...........           .27         4.02        1.65         .41        2.41         1.34
                                      -------------------------------------------------------------------------
Less: Dividends and
   Distributions
Dividends from net
   investment income...............          (.52)        (.95)      (1.07)      (1.36)      (1.21)       (1.26)
Distributions in excess of
   net investment income...........            -0-          -0-       (.02)       (.07)       (.11)        (.16)
Tax return of capital..............            -0-          -0-       (.01)         -0-         -0-        (.04)
Distributions in excess of
   net realized gain on
   investments.....................            -0-          -0-         -0-         -0-         -0-        (.74)
                                      -------------------------------------------------------------------------
Total dividends and
   distributions...................          (.52)        (.95)      (1.10)      (1.43)      (1.32)       (2.20)
                                      -------------------------------------------------------------------------
Net asset value, end of period.....      $  12.80       $13.05       $9.98     $  9.43    $  10.45      $  9.36
                                      =========================================================================
Market value, end of period........        $11.06      $ 12.70       $9.55      $10.10      $10.38      $  9.63
                                      =========================================================================
Premium/(Discount).................        (13.59)%      (2.68)%     (4.31)%      7.10%       (.67)%       2.88%
Total Return
Total investment return
   based on:(d)
  Market value.....................         (9.42)%      44.12%       5.16%      11.51%      22.99%       (5.64)%
  Net asset value..................          2.02%       41.71%      17.66%       3.45%      27.46%       13.30%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)......... .......      $113,879     $115,986      $88,735    $82,478     $89,620      $79,744
Ratio to average net assets of:
  Expenses.........................          1.63%(e)     2.05%       1.87%       3.21%       1.56%        1.76%
  Expenses, excluding
     interest expense..............          1.62%(e)     1.63%       1.64%       1.65%       1.56%        1.76%
  Net investment income............          5.90%(e)     8.80%      10.55%      13.05%      13.07%       13.46%
Portfolio turnover rate............           106%         131%        197%        202%        458%         435%


See footnote summary on page 24.


--------------------------------------------------------------------------------
                                      Alliance World Dollar Government Fund o 23

(a) As of November 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to November 1, 2003, these interim payments were reflected within interest income/expense on the statement of operations. The effect of this change for the six months ended April 30, 2004, was to decrease net investment income per share by $.05 and increase net realized and unrealized gain (loss) on investment transactions per share by $.05, and decrease the ratios of net investment income and expenses to average net assets by .73% and .17%, respectively.
(b) As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gain on investments per share by $0.02, and decrease the ratio of net investment income to average net assets from 10.67% to 10.55%. Per share, ratios and supplemental data for periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(c) Based on average shares outstanding.
(d) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's Dividend Reinvestment Plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or a decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods. Total investment return calculated for a period of less than one year is not annualized.
(e) Annualized.


--------------------------------------------------------------------------------
24 o Alliance World Dollar Government Fund

SUPPLEMENTAL PROXY INFORMATION
(unaudited)


The Special Meeting of Shareholders of Alliance World Dollar Government Fund, Inc. was held on March 25, 2004. The description of each proposal and number of shares voted at the meeting are as follows:


                                                                   Authority
                                                       Voted For    Withheld
================================================================================
1. To elect directors: Class One Nominees
                       (terms expire in 2007)
                       David H,.Dievler                7,874,973     55,649
                       Clifford L. Michel              7,884,025     46,597
                       Donald J. Robinson              7,880,873     49,749
                       Class Three Nominee
                       (terms expire in 2006)
                       Marc O.Mayer                    7,881,250     49,372


--------------------------------------------------------------------------------
                                      Alliance World Dollar Government Fund o 25

BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Dr. James M. Hester(1)
Clifford L. Michel(1)
Donald J. Robinson(1)


OFFICERS


Paul J. DeNoon(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Administrator
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, NY 10105

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Dividend Paying Agent, Transfer Agent and Registrar
PFPC, Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Auditors
Ernst & Young LLP
5 Times Square
New York, NY 10036

Legal Counsel
Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004





Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its Common Stock in the open market.

This report, including the financial statements therein, is transmitted to the shareholders of Alliance World Dollar Government Fund for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in the report.
(1) Member of the Audit Committee.
(2) Mr. DeNoon is the person primarily responsible for the day-to-day management of the Fund's investment portfolio.


--------------------------------------------------------------------------------
26 o Alliance World Dollar Government Fund

ALLIANCEBERNSTEIN FAMILY OF FUNDS


================================================================================
  Wealth Strategies Funds

  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

================================================================================
  Blended Style Funds

  U.S. Large Cap Portfolio
  International Portfolio
  Tax-Managed International Portfolio

================================================================================
  Growth Funds

  Domestic

  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund
  Technology Fund

  Global & International

  All-Asia Investment Fund
  Global Research Growth Fund
  Global Small Cap Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund

  Worldwide Privatization Fund

  Select Investor Series
  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

================================================================================
  Value Funds

  Domestic

  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund
  Utility Income Fund
  Value Fund

  Global & International

  Global Value Fund
  International Value Fund

================================================================================
  Taxable Bond Funds

  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

================================================================================
  Municipal Bond Funds

  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

================================================================================
  Intermediate Municipal Bond Funds

  Intermediate California
  Intermediate Diversified
  Intermediate New York

================================================================================
  Closed-End Funds

  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II


We also offer Exchange Reserves,29 which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.
** Formerly Conservative Investors Fund.
+ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
                                      Alliance World Dollar Government Fund o 27

SUMMARY OF GENERAL INFORMATION



Shareholder Information

The daily net asset value of the Fund's shares is available from the Fund's Transfer Agent by calling (800) 331-1710. The Fund also distributes its daily net asset value to various financial publications or independent organizations such as Lipper, Inc., Morningstar, Inc. and Bloomberg.

Daily market prices for the Fund's shares are published in the New York Stock Exchange Composite Transactions Section of newspapers each day, under the designation "Alliance Wrld". The Fund's NYSE trading symbol is "AWG". Weekly comparative net asset value (NAV) and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each Saturday in Barron's and other newspapers in a table called "Closed-End Funds."

Dividend Reinvestment Plan
A Dividend Reinvestment Plan provides automatic reinvestment of dividends and capital gains distributions in additional Fund shares.


--------------------------------------------------------------------------------
28 o Alliance World Dollar Government Fund

ALLIANCE WORLD DOLLAR GOVERNMENT FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] AllianceBernstein(SM)
Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

WDGSR0404


ITEM 2. CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 6. SCHEDULE OF INVESTMENTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A in its proxy statement filed with the Commission on February 23, 2004.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.       DESCRIPTION OF EXHIBIT
     -----------       ----------------------
     11 (b) (1)        Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

     11 (b) (2)        Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

     11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance World Dollar Government Fund, Inc.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  June 30, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  June 30, 2004